UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1. Report to Stockholders.
(a)

Alpha Blue Capital US Small-Mid Cap Dynamic ETF Ticker: ABCS Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Semi-Annual Shareholder Report https://alphabluecapitalabcs.com/etf/

This semi-annual shareholder report contains important information about the Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://alphabluecapitalabcs.com/etf/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$21	0.40%

KEY FUND STATISTICS (as of Period End)
Net Assets	$11,331,629	Portfolio Turnover Rate*	15%
# of Portfolio Holdings	104	Fund Advisory Fees	$21,679
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Financials	20.6%
Health Care	12.4%
Consumer Discretionary	9.5%
Information Technology	6.6%
Industrials	5.3%
Energy	3.7%
Consumer Staples	3.2%
Materials	1.8%
Real Estate	1.6%
Communication Services	1.2%
Utilities	1.0%
Small-Cap ETFs	16.5%
Mid-Cap ETFs	15.0%
Cash and Cash Equivalents	1.6%

TOP 10 HOLDINGS (as a % of Net Assets)
Vanguard Small-Cap Value ETF	11.0%
Vanguard Mid-Cap Value ETF	9.9%
Vanguard Small-Cap ETF	5.5%
Vanguard Mid-Cap ETF	5.1%
Elevance Health, Inc.	2.3%
Global Payments, Inc.	1.9%
Ameriprise Financial, Inc.	1.6%
Hewlett Packard Enterprise Co.	1.4%
Fiserv, Inc.	1.4%
US Bancorp	1.3%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://alphabluecapitalabcs.com/etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: May 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.2%
Communication Services - 1.2%
Broadcasting - 0.3%
Nexstar Media Group, Inc.	176	$31,404

Cable & Satellite - 0.5%
Sirius XM Holdings, Inc.	1,818	53,667

Movies & Entertainment - 0.4%
Madison Square Garden Sports Corp. (a)	134	50,155
Total Communication Services		135,226

Consumer Discretionary - 9.5%
Automotive Parts & Equipment - 1.6%
BorgWarner, Inc.	941	67,583
Lear Corp.	826	118,217
		185,800
Automotive Retail - 1.6%
Lithia Motors, Inc.	445	129,446
Valvoline, Inc. (a)	1,531	51,671
		181,117
Casinos & Gaming - 0.4%
Boyd Gaming Corp.	494	40,844

Distributors - 0.3%
LKQ Corp.	1,341	36,368

Education Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	664	41,580

Footwear - 0.7%
Crocs, Inc. (a)	643	76,305

Homebuilding - 0.4%
DR Horton, Inc.	334	49,128

Hotels, Resorts & Cruise Lines - 2.5%
Airbnb, Inc. - Class A (a)	555	73,987
Booking Holdings, Inc.	277	46,378
Expedia Group, Inc.	274	61,867
Norwegian Cruise Line Holdings Ltd. (a)	3,312	60,742
Wyndham Hotels & Resorts, Inc.	482	38,685
		281,659
The accompanying notes are an integral part of these financial statements.

1

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Leisure Products - 0.4%
Mattel, Inc. (a)	2,807	$41,936

Restaurants - 0.3%
Brinker International, Inc. (a)	257	36,592

Specialized Consumer Services - 0.9%
Frontdoor, Inc. (a)	1,718	106,636
Total Consumer Discretionary		1,077,965

Consumer Staples - 3.2%
Brewers - 0.8%
Molson Coors Beverage Co. - Class B	2,233	88,271

Consumer Staples Merchandise Retail - 0.3%
Target Corp.	260	33,038

Distillers & Vintners - 0.5%
Constellation Brands, Inc. - Class A	428	59,415

Packaged Foods & Meats - 0.7%
J M Smucker Co.	411	42,415
McCormick & Co., Inc./MD	705	33,396
		75,811
Soft Drinks & Non-alcoholic Beverages - 0.9%
Keurig Dr Pepper, Inc.	3,574	107,327
Total Consumer Staples		363,862

Energy - 3.7%
Oil & Gas Equipment & Services - 0.8%
Halliburton Co.	2,218	86,169

Oil & Gas Exploration & Production - 1.2%
Diamondback Energy, Inc.	375	71,805
Viper Energy, Inc. - Class A	1,430	65,065
		136,870
Oil & Gas Refining & Marketing - 0.5%
World Kinect Corp.	2,006	57,793

Oil & Gas Storage & Transportation - 1.2%
Energy Transfer LP	7,134	136,759
Total Energy		417,591

The accompanying notes are an integral part of these financial statements.

2

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Financials - 20.3%
Asset Management & Custody Banks - 2.5%
Ameriprise Financial, Inc.	400	$178,284
Bank of New York Mellon Corp.	282	39,319
State Street Corp.	431	67,081
		284,684
Commercial & Residential Mortgage Finance - 1.0%
Essent Group Ltd.	1,329	76,936
Federal Agricultural Mortgage Corp. - Class C	217	38,580
		115,516
Consumer Finance - 1.0%
SLM Corp.	5,149	113,896

Diversified Banks - 1.3%
US Bancorp	2,743	150,454

Insurance Brokers - 1.4%
Arthur J Gallagher & Co.	256	51,484
Willis Towers Watson PLC	403	100,617
		152,101
Investment Banking & Brokerage - 1.5%
Jefferies Financial Group, Inc.	967	50,980
LPL Financial Holdings, Inc.	415	113,615
		164,595
Life & Health Insurance - 0.5%
Lincoln National Corp.	1,500	52,935

Property & Casualty Insurance - 2.8%
Arch Capital Group Ltd. (a)	1,436	128,292
Assured Guaranty Ltd.	586	43,487
Axis Capital Holdings Ltd.	856	81,260
First American Financial Corp.	1,042	69,012
		322,051
Regional Banks - 1.1%
East West Bancorp, Inc.	352	43,134
Wintrust Financial Corp.	531	79,772
		122,906
Reinsurance - 1.3%
Everest Group Ltd.	224	72,583
Reinsurance Group of America, Inc.	224	44,966
RenaissanceRe Holdings Ltd.	112	31,399
		148,948
The accompanying notes are an integral part of these financial statements.

3

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value

Transaction & Payment Processing Services - 5.9%
Corpay, Inc. (a)	384	$138,931
Fidelity National Information Services, Inc.	1,581	67,967
Fiserv, Inc. (a)	2,720	153,843
Global Payments, Inc.	2,819	212,863
PayPal Holdings, Inc.	2,179	97,510
		671,114
Total Financials		2,299,200

Health Care - 12.4%
Biotechnology - 1.2%
Biogen, Inc. (a)	431	84,476
BioMarin Pharmaceutical, Inc. (a)	948	54,311
		138,787
Health Care Distributors - 0.3%
McKesson Corp.	43	31,925

Health Care Equipment - 2.2%
Baxter International, Inc.	2,337	43,889
GE HealthCare Technologies, Inc.	2,095	130,602
Zimmer Biomet Holdings, Inc.	857	70,557
		245,048
Health Care Facilities - 0.5%
Tenet Healthcare Corp. (a)	339	59,434

Health Care Services - 1.3%
CVS Health Corp.	1,219	110,904
Labcorp Holdings, Inc.	130	33,808
		144,712
Health Care Supplies - 0.3%
Haemonetics Corp. (a)	522	35,397

Life Sciences Tools & Services - 0.6%
ICON PLC (a)	513	69,804

Managed Health Care - 4.6%
Centene Corp. (a)	2,127	126,769
Elevance Health, Inc.	661	259,899
Humana, Inc.	441	134,690
		521,358

The accompanying notes are an integral part of these financial statements.

4

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Pharmaceuticals - 1.4%
Jazz Pharmaceuticals PLC (a)	451	$106,657
Viatris, Inc.	3,459	56,243
		162,900
Total Health Care		1,409,365

Industrials - 5.3%
Construction Machinery & Heavy Transportation Equipment - 0.8%
Allison Transmission Holdings, Inc.	845	95,933

Data Processing & Outsourced Services - 0.3%
Maximus, Inc.	589	36,477

Electrical Components & Equipment - 0.5%
Acuity, Inc.	187	57,055

Industrial Machinery & Supplies & Components - 0.6%
Otis Worldwide Corp.	912	64,606

Passenger Airlines - 1.5%
Alaska Air Group, Inc. (a)	756	34,791
Delta Air Lines, Inc.	1,600	131,968
		166,759
Research & Consulting Services - 0.9%
Science Applications International Corp.	928	96,698

Security & Alarm Services - 0.7%
Brink's Co.	781	81,240
Total Industrials		598,768

Information Technology - 6.6%
Application Software - 2.6%
ACI Worldwide, Inc. (a)	1,798	78,518
Adobe, Inc. (a)	300	77,763
Intuit, Inc.	196	64,980
Zoom Communications, Inc. - Class A (a)	759	77,107
		298,368
Technology Distributors - 2.6%
Arrow Electronics, Inc. (a)	386	82,847
CDW Corp.	890	111,650
TD SYNNEX Corp.	364	95,106
		289,603

The accompanying notes are an integral part of these financial statements.

5

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Technology Hardware, Storage & Peripherals - 1.4%
Hewlett Packard Enterprise Co.	3,716	$159,937
Total Information Technology		747,908

Materials - 1.8%
Construction Materials - 0.4%
CRH PLC	448	48,738

Fertilizers & Agricultural Chemicals - 0.7%
Corteva, Inc.	414	32,408
Mosaic Co.	1,818	43,450
		75,858
Specialty Chemicals - 0.7%
International Flavors & Fragrances, Inc.	974	74,073
Total Materials		198,669

Real Estate - 1.2%
Real Estate Services - 1.2%
CBRE Group, Inc. - Class A (a)	323	40,388
Jones Lang LaSalle, Inc. (a)	317	89,492
Total Real Estate		129,880

Utilities - 1.0%
Electric Utilities - 1.0%
Edison International	1,109	77,563
PG&E Corp.	2,506	40,948
Total Utilities		118,511
TOTAL COMMON STOCKS (Cost $6,883,814)		7,496,945

EXCHANGE TRADED FUNDS - 31.5%
Vanguard Mid-Cap ETF	7,348	580,198
Vanguard Mid-Cap Value ETF	5,745	1,117,690
Vanguard Small-Cap ETF	2,124	623,415
Vanguard Small-Cap Value ETF	5,301	1,244,834
TOTAL EXCHANGE TRADED FUNDS (Cost $2,786,665)		3,566,137

REAL ESTATE INVESTMENT TRUSTS - 0.7%
Financials - 0.3%
Mortgage REITs - 0.3%
Starwood Property Trust, Inc.	2,306	39,386

The accompanying notes are an integral part of these financial statements.

6

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Real Estate - 0.4%
Single-Family Residential REITs - 0.4%
Sun Communities, Inc.	369	$45,631
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $91,972)		85,017

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.6%
First American Government Obligations Fund - Class X, 3.55% (b)	181,511	181,511
TOTAL MONEY MARKET FUNDS (Cost $181,511)		181,511

TOTAL INVESTMENTS - 100.0% (Cost $9,943,962)		$11,329,610
Other Assets in Excess of Liabilities - 0.0% (c)		2,019
TOTAL NET ASSETS - 100.0%		$11,331,629

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

7

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$11,329,610
Dividends receivable	5,775
Dividend tax reclaims receivable	43
Total assets	11,335,428

LIABILITIES:
Payable to adviser (See Note 3)	3,799
Total liabilities	3,799
NET ASSETS	$11,331,629

NET ASSETS CONSIST OF:
Paid-in capital	$10,079,422
Total distributable earnings	1,252,207
Total net assets	$11,331,629

Net assets	$11,331,629
Shares issued and outstanding (unlimited shares authorized without par value)	350,000
Net asset value per share	$32.38

COST:
Investments, at cost	$9,943,962

.

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

STATEMENT OF OPERATIONS
For the Period Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$96,223
Less: Dividend withholding taxes	(278)
Total investment income	95,945

EXPENSES:
Investment advisory fee (See Note 3)	21,679
Total expenses	21,679
NET INVESTMENT INCOME (LOSS)	74,266

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(97,333)
In-kind redemptions	294,739
Net realized gain (loss)	197,406

Net change in unrealized appreciation (depreciation) on:
Investments	579,443
Net change in unrealized appreciation (depreciation)	579,443
Net realized and unrealized gain (loss)	776,849
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$851,115

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
STATEMENT OF CHANGES IN NET ASSETS

	Period ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$74,266	$152,260
Net realized gain (loss)	197,406	759,603
Net change in unrealized appreciation (depreciation)	579,443	(976,164)
Net increase (decrease) in net assets from operations	851,115	(64,301)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(70,585)	(150,995)
Total distributions to shareholders	(70,585)	(150,995)

CAPITAL TRANSACTIONS:
Shares sold	925,195	3,749,108
Shares redeemed	(931,051)	(4,621,081)
Net increase (decrease) in net assets from capital transactions	(5,856)	(871,973)

NET INCREASE (DECREASE) IN NET ASSETS	774,674	(1,087,269)

NET ASSETS:
Beginning of the period	10,556,955	11,644,224
End of the period	$11,331,629	$10,556,955

SHARES TRANSACTIONS
Shares sold	30,000	130,000
Shares redeemed	(30,000)	(160,000)
Total increase (decrease) in shares outstanding	—	(30,000)

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

FINANCIAL HIGHLIGHTS

	Period ended May 31, 2026 (Unaudited)	Year ended November 30, 2025	Period ended November 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$30.16	$30.64	$24.94

INVESTMENT OPERATIONS:
Net investment income (b)	0.21	0.42	0.34
Net realized and unrealized gain (loss) on investments (c)	2.21	(0.49)	5.61
Total from investment operations	2.42	(0.07)	5.95

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.41)	(0.25)
Total distributions	(0.20)	(0.41)	(0.25)

Net asset value, end of period	$32.38	$30.16	$30.64

TOTAL RETURN (d)	8.05%	-0.16%	24.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,332	$10,557	$11,644
Ratio of expenses to average net assets:
Before expense waiver/recoupment (e)(f)	0.40%	0.40%	0.40%
After expense waiver/recoupment (e)(f)	0.40%	0.35%	0.25%
Ratio of net investment income (loss) to average net assets (e)(f)	1.37%	1.44%	1.34%
Portfolio turnover rate (d)(g)	15%	46%	25%

(a)	Inception date of the Fund was December 18, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on December 18, 2023. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is May 31, 2026, and the period covered by these Notes to Financial Statements is from December 1, 2025 to May 31, 2026 (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

(“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

The following is a summary of the fair value classification of the Fund’s investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$7,496,945	$—	$—	$7,496,945
Exchange Traded Funds	3,566,137	—	—	3,566,137
Real Estate Investment Trusts	85,017	—	—	85,017
Money Market Funds	181,511	—	—	181,511
Total Investments	$11,329,610	$—	$—	$11,329,610

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Fund did not incur any interest or penalties.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended November 30, 2025, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(1,028,082)	$1,028,082

J.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The Fund’s investment adviser contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), acquired fund fees and expenses, brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other nonroutine or extraordinary expenses) do not exceed 0.25% of the Fund’s average daily net assets. This agreement remained in place until December 31, 2024. The Fund's investment adviser voluntarily extended this arrangement through March 31, 2025, after which it was discontinued. Per the Advisory Agreement, the Fund pays an annual rate of 0.40% to the Adviser monthly based on average daily net assets.

Alpha Blue Capital Management LP (the “Sub-Adviser”), serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$1,594,308	$1,673,053

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$902,911	$914,362

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal year ended November 30, 2025, were as follows:

Tax cost of Investments	$9,959,275
Gross tax unrealized appreciation	1,359,854
Gross tax unrealized depreciation	(765,967)
Net tax unrealized appreciation (depreciation)	$593,887
Undistributed ordinary income	26,426
Undistributed long-term gain	—
Total distributable earnings	26,426
Other accumulated gain (loss)	(148,636)
Total accumulated gain (loss)	$471,677

The difference between book and tax-basis cost is attributable to wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended November 30, 2025, the Fund did not defer any post-October capital or late-year losses.

For the fiscal year ended November 30, 2025, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(143,010)	$(4,364)

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the Current Fiscal Period and for the fiscal year ended November 30, 2025 were as follows:

Ordinary Income
Fiscal Period Ended May 31, 2026	Fiscal Year ended November 30, 2025
$70,585	$150,995

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the Current Fiscal Period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 99.62%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2025, for the Fund was 61.82%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on the date below to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the Fund (defined below), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the continuation of the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and the Sub-Adviser (defined below), each for an additional one-year term.

Board Meeting Date	Fund	Sub-Adviser	Reporting Period End
December 10, 2025	Alpha Blue Capital US Small-Mid Cap Dynamic ETF	Alpha Blue Capital Management, LP	September 30, 2025
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. In reaching the decision to approve the continuation of the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser and Sub-Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio manager in managing assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. The Board compared the Fund’s performance for periods ended on the Reporting Period End date to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. It was noted that the Adviser and the Sub-Adviser have consistently managed the Fund’s portfolio in accordance with its stated investment objective and strategies. The Board noted that, for the one-year period, the Fund outperformed the average of its peer group, but underperformed for the since inception period.

Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser, respectively. The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board noted that the Fund’s management fee and net expense ratio were below the average for the Fund’s peer group. The Board considered the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a strategy similar to that of the Fund. As it relates to the Sub-Adviser, the Board noted that the Sub-Adviser also does not manage any other accounts that follow a similar strategy.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed the profit and loss information provided by the Adviser with respect to the Fund and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the same type of information provided by the Sub-Adviser. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to perform its obligations to the Fund under the Sub-Advisory Agreement for an additional annual period. The Board also reviewed the Sub-Adviser's costs associated with the personnel, systems, and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of the Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Adviser or Sub-Adviser as the Fund’s assets increase, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given the Fund’s current level of assets.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreements for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 3, 2026